UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             01/07/2011
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     51

FORM 13F INFORMATION TABLE VALUE TOTAL:     60,133,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   31-Dec-10

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                            Value      Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
ADVENT SOFTWARE, INC             COM             007974108      1434     24764   SH         Sole                24764      0     0
ADVISORY BOARD COMPANY           COM             00762W107      1137     23870   SH         Sole                23870      0     0
AMERIGON, INC.                   COM             03070L300      1121    103040   SH         Sole               103040      0     0
ANSYS, INC.                      COM             03662Q105      1772     34026   SH         Sole                34026      0     0
BIO REFERENCE LABS, INC.         COM             09057G602      1884     84940   SH         Sole                84940      0     0
BJS RESTAURANTS, INC.            COM             09180C106      1174     33140   SH         Sole                33140      0     0
BLACKBOARD, INC.                 COM             091935502      1639     39686   SH         Sole                39686      0     0
BLUE NILE, INC.                  COM             09578R103       579     10150   SH         Sole                10150      0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106      1320     60803   SH         Sole                60803      0     0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105       959     50480   SH         Sole                50480      0     0
BUCYRUS INTL, INC.               COM             118759109       760      8500   SH         Sole                 8500      0     0
BUFFALO WILD WINGS               COM             119848109      1249     28480   SH         Sole                28480      0     0
CAPELLA EDUCATION                COM             139594105      1332     20010   SH         Sole                20010      0     0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103      1611     34662   SH         Sole                34662      0     0
CHINACAST EDUCATION CORP.        COM             16946T109       615     79280   SH         Sole                79280      0     0
COMSCORE, INC.                   COM             20564W105      1478     66262   SH         Sole                66262      0     0
CONCUR TECHNOLOGIES, INC.        COM             206708109       777     14960   SH         Sole                14960      0     0
CONSTANT CONTACT, INC.           COM             210313102       851     27450   SH         Sole                27450      0     0
COSTAR GROUP, INC.               COM             22160N109      1403     24367   SH         Sole                24367      0     0
DEALERTRACK HOLDINGS INC         COM             242309102       781     38919   SH         Sole                38919      0     0
DRIL QUIP, INC.                  COM             262037104      1433     18440   SH         Sole                18440      0     0
EBIX, INC.                       COM             278715206      1229     51940   SH         Sole                51940      0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104       620     28866   SH         Sole                28866      0     0
EZCORP, INC.                     COM             302301106      1141     42064   SH         Sole                42064      0     0
HIBBETT SPORTS, INC.             COM             428567101      1850     50140   SH         Sole                50140      0     0
HITTITE MICROWAVE CORP.          COM             43365Y104       900     14750   SH         Sole                14750      0     0
HMS HLDGS CORP.                  COM             40425J101      1624     25075   SH         Sole                25075      0     0
INTERACTIVE INTELLIGENCE, INC.   COM             45839M103       780     29800   SH         Sole                29800      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105      1435     36778   SH         Sole                36778      0     0
K12, INC.                        COM             48273U102       957     33400   SH         Sole                33400      0     0
KNIGHT TRANSPORTATION, INC.      COM             499064103      1118     58840   SH         Sole                58840      0     0
LIVEPERSON, INC.                 COM             538146101      1029     91070   SH         Sole                91070      0     0
LKQ CORPORATION                  COM             501889208      2034     89520   SH         Sole                89520      0     0
LOGMEIN, INC.                    COM             54142L109       685     15440   SH         Sole                15440      0     0
LUMBER LIQUIDATORS HOLDINGS, I   COM             55003T107      1274     51160   SH         Sole                51160      0     0
MONRO MUFFLER, INC.              COM             610236101       603     17425   SH         Sole                17425      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105      2297     36375   SH         Sole                36375      0     0
NEOGEN CORP.                     COM             640491106      1261     30723   SH         Sole                30723      0     0
NETLOGIC MICROSYSTEMS, INC.      COM             64118B100      1448     46090   SH         Sole                46090      0     0
NETSPEND, INC.                   COM             64118V106       570     44480   SH         Sole                44480      0     0
NIC, INC.                        COM             62914B100      1072    110383   SH         Sole               110383      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100      1304     31250   SH         Sole                31250      0     0
POWER INTEGRATIONS, INC.         COM             739276103      1328     33090   SH         Sole                33090      0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107      1075     30560   SH         Sole                30560      0     0
RUE 21                           COM             781295100       434     14800   SH         Sole                14800      0     0
SHUTTERFLY, INC.                 COM             82568P304      1597     45580   SH         Sole                45580      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100       866     20200   SH         Sole                20200      0     0
SYNTEL, INC.                     COM             87162H103      1833     38360   SH         Sole                38360      0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107       974     20033   SH         Sole                20033      0     0
VISTAPRINT LIMITED               COM             N93540107      1486     32297   SH         Sole                32297      0     0